LEASES - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 12, 2024	Jun. 30, 2026	Dec. 31, 2025
Lessor, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 4,344	$ 2,809
Operating lease liability		4,458
Shanghai
Lessor, Lease, Description [Line Items]
Operating lease right-of-use assets		2,100
Operating lease liability		1,900
Office and Laboratory Space
Lessor, Lease, Description [Line Items]
Sublease term	3 years 7 months
Sublease income	$ 2,700	$ 600